The New America High Income Fund, Inc.

March 31, 2020 (Unaudited)

Portfolio of Investments

(Dollar Amounts in Thousands)

Principal		Value
Amount/Units		(See Notes)
CORPORATE DEBT SECURITIES - 121.75% (d)(f)
Aerospace & Defense - 1.55%
485	F-Brasile S.p.A., Senior Notes, 7.375%, 08/15/26 (g)	482
175	Moog, Inc., Senior Notes, 4.25%, 12/15/27 (g)	157
1,830	Transdigm Holdings UK, plc, Senior Notes, 6.25%, 03/15/26 (g)	1,825
425	Transdigm Holdings UK, plc, Senior Notes, 7.50, 03/15/27	412
		2,876
Airlines - .56%
350	Air Canada, Senior Notes, 7.75%, 04/15/21 (g)	342
57	American Airlines Group, Senior Notes, 5.625%, 07/15/22 (g)	56
165	United Airlines Holdings, Inc., Senior Notes, 4.875%, 01/15/25	142
305	United Airlines Holdings, Inc., Senior Notes, 6%, 12/01/20	298
430	Virgin Australia Holding Limited, Senior Notes, 8.125%, 11/15/24 (g)	193
		1,031
Automotive - 2.71%
1,006	Ford Motor Credit Company, LLC, Senior Notes, 5.75%, 02/01/21	976
85	Panther BF Aggregator 2 L.P., Senior Notes, 6.25%, 05/15/26 (g)	80
3,065	Panther BF Aggregator 2 L.P., Senior Notes, 8.50%, 05/15/27 (g)	2,674
1,365	Tesla Inc., Senior Notes, 5.30%, 08/15/25 (g)	1,280
		5,010
Broadcasting - 5.80%
675	Clear Channel Outdoor Holdings, Inc., Senior Notes, 5.125%, 08/15/27 (g)	628
1,502	Clear Channel Worldwide Holdings, Inc., Senior Subordinated Notes, 9.25%, 02/15/24 (g)	1,292
545	Diamond Sports Group, LLC, Senior Notes, 5.375%, 08/15/26 (g)	441
470	Diamond Sports Group, LLC, Senior Notes, 6.625%, 08/15/27 (g)	314
240	iHeart Communications, Inc., Senior Notes, 5.25%, 08/15/27 (g)	211
128	iHeart Communications, Inc., Senior Notes, 6.375%, 05/01/26	122
3,702	iHeart Communications, Inc., Senior Notes, 8.375%, 05/01/27	3,165
800	Lionsgate Capital Holdings LLC, Senior Notes, 6.375%, 02/01/24 (g)	680
1,365	MDC Partners, Inc., Senior Notes, 6.50%, 05/01/24 (g)	1,010

65	Outfront Media Capital, LLC, Senior Notes, 5%, 08/15/27 (g)	60
360	Scripps Company, Senior Notes, 5.875%, 07/15/27 (g)	317
560	Sirius XM Radio, Inc., Senior Notes, 4.625%, 07/15/24 (g)	566
620	Sirius XM Radio, Inc., Senior Notes, 5%, 08/01/27 (g)	625
760	Terrier Media Buyer, Inc., Senior Notes, 8,.875%, 12/15/27 (g)	650
700	Townsquare Media, Inc., Senior Notes, 6.50%, 04/01/23 (g)	665
		10,746
Building & Real Estate - .45%
425	Taylor Morrison Communities, Inc., Senior Notes, 5.875%, 04/15/23 (g)	408
470	Weekley Homes LLC, Senior Notes, 6.625%, 08/15/25	423
		831
Building Products - 1.13%
680	ABC Supply Company, Inc., Senior Notes, 5.875%, 05/15/26 (g)	643
295	New Enterprise Stone and Lime Company, Inc., Senior Notes, 6.25%, 03/15/26 (g)	271
470	PGT Innovations, Inc., Senior Notes, 6.75%, 08/01/26 (g)	450
290	Summit Materials LLC, Senior Notes, 5.125%, 06/01/25 (g)	270
490	Summit Materials LLC, Senior Notes, 6.50%, 03/15/27 (g)	464
		2,098
Cable Operators - 18.51%
880	Altice Financing S.A., Senior Notes, 5%, 01/15/28 (g)	788
1,600	Altice Financing S.A., Senior Notes, 7.50%, 05/15/26 (g)	1,556
810	Altice France S.A., Senior Notes, 5.50%, 01/15/28 (g)	763
2,125	Altice France Holding S.A., Senior Notes, 6%, 02/15/28 (g)	1,869
1,400	Altice France S.A., Senior Notes, 7.375%, 05/01/26 (g)	1,398
605	Altice France S.A., Senior Notes, 8.125%, 02/01/27 (g)	631
1,120	Altice France Holding S.A., Senior Notes, 10.50%, 05/15/27 (g)	1,182
475	C&W Senior Financing Designated Activity, Senior Notes, 6.875%, 09/15/27 (g)	408
855	CCO Holdings, LLC, Senior Notes, 4.50%, 08/15/30 (g)	836
845	CCO Holdings, LLC, Senior Notes, 4.50%, 05/01/32 (g)	826
2,260	CCO Holdings, LLC, Senior Notes, 5.00%, 02/01/28 (g)	2,260
1,658	CCO Holdings, LLC, Senior Notes, 5.125%, 05/01/27 (g)	1,658
660	CCO Holdings, LLC, Senior Notes, 5.375%, 06/01/29 (g)	673
1,130	CCO Holdings, LLC, Senior Notes, 5.50%, 05/01/26 (g)	1,147

865	CSC Holdings, LLC, Senior Notes, 5.75%, 01/15/30 (g)	865
1,210	CSC Holdings, LLC, Senior Notes, 6.50%, 02/01/29 (g)	1,292
1,300	CSC Holdings, LLC, Senior Notes, 6.625%, 10/15/25 (g)	1,358
605	CSC Holdings, LLC, Senior Notes, 7.50%, 04/01/28 (g)	638
1,215	CSC Holdings, LLC, Senior Notes, 7.75%, 07/15/25 (g)	1,270
1,135	CSC Holdings, LLC, Senior Notes, 10.875%, 10/15/25 (g)	1,223
225	Dish DBS Corporation, Senior Notes, 5.875%, 11/15/24	217
1,325	Dish DBS Corporation, Senior Notes, 7.75%, 07/01/26	1,355
555	GCI LLC, Senior Notes, 6.625%, 06/15/24 (g)	547
335	GCI LLC, Senior Notes, 6.875%, 04/15/25	332
225	LCPR Senior Secured Notes, 6.75%, 10/15/27 (g)	221
770	Netflix, Inc., Senior Notes, 5.375%, 11/15/29 (g)	805
1,555	Netflix, Inc., Senior Notes, 5.875%, 11/15/28	1,664
2,625	Netflix, Inc., Senior Notes, 6.375%, 05/15/29	2,835
665	Radiate Holdco, Senior Notes, 6.875%, 02/15/23 (g)	597
310	Videotron Ltee, Senior Notes, 5%, 07/15/22	312
355	Videotron Ltee, Senior Notes, 5.125%, 04/15/27 (g)	357
490	Virgin Media Secured Finance, Plc, Senior Notes, 5.50%, 08/15/26 (g)	497
1,186	VTR Finance B.V., Senior Notes, 6.875%, 01/15/24 (g)	1,079
845	Ziggo Bond Finance B.V., Senior Notes, 6%, 01/15/27 (g)	817
		34,276
Chemicals - 2.50%
366	Compass Minerals International, Inc., Senior Notes, 6.75%, 12/01/27 (g)	348
180	Consolidated Energy Finance, Senior Notes, 6.50%, 05/15/26 (g)	151
1,440	CVR Partners, L.P., Senior Notes, 9.25%, 06/15/23 (g)	1,154
540	Element Solutions, Inc., Senior Notes, 5.875%, 12/01/25 (g)	529
200	Kraton Polymers LLC, Senior Notes, 5.25%, 05/15/26 (g)(EUR)	172
560	Kraton Polymers LLC, Senior Notes, 7%, 04/15/25 (g)	496
630	Neon Holdings, inc., Senior Notes, 10.125%, 04/01/26 (g)	573
780	OCI N.V., Senior Notes, 6.625%, 04/15/23 (g)	741
520	Univar Solutions USA, Senior Notes, 5.125%, 12/01/27 (g)	473
		4,637

Consumer Products - 1.83%
605	Avon International, Operating Company, Senior Notes, 7.875%, 08/15/22 (g)	548
235	Energizer Holdings, Inc., Senior Notes, 7.75%, 01/15/27 (g)	239
325	Mattel Inc., Senior Notes, 5.875%, 12/15/27 (g)	331
950	Prestige Brands, Inc., Senior Notes, 6.375%, 03/01/24 (g)	960
670	Tempur Sealy International, Inc., Senior Notes, 5.50%, 06/15/26	595
775	Tempur Sealy International, Inc., Senior Notes, 5.625%, 10/15/23	719
		3,392
Container - 2.81%
975	Ardagh Packaging Finance plc, Senior Notes, 5.25%, 08/15/27 (g)	982
500	Ardagh Packaging Finance plc, Senior Notes, 6%, 02/15/25 (g)	500
100	Crown Cork and Seal Company, Inc., Senior Notes, 7.375%, 12/15/26	102
212	Kleopatra Holdings 1 S.C.A., Senior Notes, 9.25%, 06/30/23 (k)(EUR)	71
865	Mauser Packaging Solutions, Senior Notes, 7.25%, 04/15/25 (g)	666
325	Pactiv Corporation, Senior Notes, 7.95%, 12/15/25	338
1,235	Reynolds Group Issuer, Inc., Senior Notes, 7%, 07/15/24 (g)	1,254
295	Trivium Packaging Finance B.V., Senior Notes, 5.50%, 08/15/26 (g)	291
1,000	Trivium Packaging Finance B.V., Senior Notes, 8.50%, 08/15/27 (g)	1,005
		5,209
Energy - 9.61%
745	Antero Resources Corporation, Senior Notes, 5.125%, 12/01/22	402
310	Archrock Partners, Senior Notes, 6.25%, 04/01/28 (g)	214
555	Archrock Partners, Senior Notes, 6.875%, 04/01/27 (g)	394
757	Berry Petroleum Company, LLC, Senior Notes, 7%, 02/15/26 (g)	295
160	Bruin E&P Partners, LLC, Senior Notes, 8.875%, 08/01/23 (g)	13
985	Callon Petroleum Company, Senior Notes, 6.25%, 0415/23	222
905	Callon Petroleum Company, Senior Notes, 8.25%, 07/15/25	163
795	Cheniere Corpus Christi Holdings, LLC, Senior Notes, 5.125%, 06/30/27	712
525	Cheniere Corpus Christi Holdings, LLC, Senior Notes, 5.875%, 03/31/25	441
800	Cheniere Corpus Christi Holdings, LLC, Senior Notes, 7%, 06/30/24	704
760	Cheniere Energy Partners, L.P., Senior Notes, 4.50%, 10/01/29 (g)	676
275	Cheniere Energy Partners, L.P., Senior Notes, 5.625%, 10/01/26	253
395	Chesapeake Energy Corporation, Senior Notes, 11.50%, 01/01/25 (g)	63
900	Citgo Holding, Inc., Senior Notes, 9.25%, 08/01/24 (g)	734
700	CrownRock , L.P., Senior Notes, 5.625%, 10/15/25 (g)	364

106	CSI Compressco LP, Senior Notes, 7.25%, 08/15/22	55
795	DCP Midstream, LLC, Senior Notes, 6.75%, 09/15/37 (g)	394
540	DCP Midstream, LLC, Senior Notes, 7.375%, (h)	162
470	DCP Midstream, LLC, Senior Notes, 8.125%, 08/16/30	263
598	Endeavor Energy Resources, L.P., Senior Notes. 5.75%, 01/30/28 (g)	407
740	EQT Corporation, Senior Notes, 6.125%, 02/01/25	562
815	EQT Corporation, Senior Notes, 7%, 02/01/30	591
1,090	Exterran NRG Solutions, Senior Notes, 8.125%, 05/01/25	719
946	Jagged Peak Energy LLC, Senior Notes, 5.875%, 05/01/26	681
625	Kosmos Energy Ltd., Senior Notes, 7.125%, 04/04/26 (g)	337
1,765	Magnolia Oil and Gas Operating LLC, Senior Notes, 6%, 08/01/26 (g)	935
1,745	Matador Resources Company, Senior Notes, 5.875%, 09/15/26	493
220	Nabors Industries Ltd., Senior Notes, 7.25%, 01/15/26 (g)	70
395	Nabors Industries Ltd., Senior Notes, 7.50%, 01/15/28 (g)	118
1,410	NGL Energy Partners L.P., Senior Notes, 7.50%, 11/01/23	490
1,230	NGL Energy Partners L.P., Senior Notes, 7.50%, 04/15/26	430
500	Nustar Logistics, L.P., Senior Notes, 6%, 06/01/26	375
630	Petrobras Global Finance, Senior Notes, 7.375%, 01/17/27	643
280	QEP Resrouces, Inc., Senior Notes, 5.25%, 05/01/23	104
265	QEP Resrouces, Inc., Senior Notes, 5.625%, 03/01/26	97
580	Range Resources, Corporation, Senior Notes, 9.25%, 02/01/26 (g)	336
3,020	Seven Generations Energy Ltd., Senior Notes, 5.375%, 09/30/25 (g)	1,646
240	Summit Midstream Holdings, LLC, Senior Notes, 5.50%, 08/15/22	53
230	Summit Midstream Holdings, LLC, Senior Notes, 5.75%, 04/15/25	26
200	Summit Midstream Partners, LP, Senior Notes, 9.50%, (h)	20
795	Tallgrass Energy Partners, L.P., Senior Notes, 5.50%, 09/15/24 (g)	437
345	Tallgrass Energy Partners, L.P., Senior Notes, 6%, 03/01/27 (g)	179
295	Targa Resources Partners, L.P., Senior Notes, 6.50%, 07/15/27	248
435	Targa Resources Partners, L.P., Senior Notes, 6.875%, 01/15/29	357
418	Transocean, Inc., Senior Notes, 5.875%, 01/15/24 (g)	331
450	USA Compression Partners, L.P., Senior Notes, 6.875%, 04/01/26	281
390	USA Compression Partners, L.P., Senior Notes, 6.875%, 09/01/27	244
600	Whiting Petroleum Corporation, Senior Notes, 5.75%, 03/15/21	69
		17,803

Entertainment & Leisure - 1.04%
1,240	AMC Entertainment Holdings, Senior Subordinated Notes, 5.75%, 06/15/25	527
448	AMC Entertainment Holdings, Senior Subordinated Notes, 5.875%, 11/15/26	186
165	AMC Entertainment Holdings, Senior Subordinated Notes, 6.125%, 05/15/27	68
215	Cedar Fair, L. P., Senior Notes, 5.25%, 07/15/29 (g)	183
650	Cedar Fair, L. P., Senior Notes, 5.375%, 04/15/27	559
440	Live Nation Entertainment Inc., Senior Notes, 4.75%, 10/15/27 (g)	393
		1,916
Financial - 10.35%
695	Acrisure, LLC, Senior Notes, 7%, 11/15/25 (g)	605
890	Acrisure, LLC, Senior Notes, 8.125%, 02/15/24 (g)	837
390	Acrisure, LLC, Senior Notes, 10.125%, 08/01/26 (g)	374
325	Alliant Holdings, Senior Notes, 6.75%, 10/15/27 (g)	305
810	AmWins Group, Inc., Senior Notes, 7.75%, 07/01/26 (g)	794
1,685	Banco Do Brasil S.A. (Cayman), 9% (h)	1,571
700	Banco Santander S.A., Senior Notes, 6.75%, (h) (EUR)	694
345	Barclays PLC, 7.875%, (h)(GBP)	373
340	Barclays PLC, 7.875%, (h)(GBP)	367
330	Cabot Financial (Luxembourg) S.A., Senior Notes, 7.50%, 10/01/23 (GBP)	380
300	Cabot Financial (Luxembourg) S.A., Senior Notes, 7.50%, 10/01/23 (g)(GBP)	345
235	Cargo Aircraft Management, Inc., Senior Notes, 4.75%, 02/01/28 (g)	217
325	CIT Group, Inc., Senior Notes, 5.25%, 03/07/25	314
295	CIT Group, Inc., Subordinate Notes, 6.125%, 03/09/28	278
190	Credit Agricole SA, 6.50%, (h)(EUR)	199
885	Credit Suisse Group AG, 7.50%, (g)(h)	857
350	DNB Bank ASA, Senior Notes, 6.50%, (h)	321
585	GTCR AP Finance, Inc., Senior Notes, 8%, 05/15/27 (g)	535
770	Hub Holdings LLC, Senior Notes, 7%, 05/01/26 (g)	739
1,160	Icahn Enterprises, L.P., Senior Notes, 6.25%, 05/15/26	1,108
980	Itau Unibankco Holding S.A., Senior Notes, 6.125%, (g)(h)	911
325	Ladder Capital Finance Holdings LLLP, Senior Notes, 5.875%, 08/01/21 (g)	284
930	LPL Holdings, Inc., Senior Notes, 5.75%, 09/15/25 (g)	893
1,115	Navient Corporation, Senior Notes, 6.125%, 03/25/24	1,056
130	Navient Corporation, Senior Notes, 6.75%, 06/25/25	117

215	Navient Corporation, Senior Notes, 6.75%, 06/15/26	195
715	Navient Corporation, Senior Notes, 7.25%, 09/25/23	701
500	Navient Corporation, Senior Notes, 5%, 03/15/27	430
250	Quicken Loans, Inc., Senior Notes, 5.25%, 01/15/28 (g)	247
340	Royal Bank of Scotland Group, plc, Junior Subordinated Notes, 8.625% (h)	332
300	Springleaf Finance Corporation, Senior Notes, 6.125%, 03/15/24	296
390	Springleaf Finance Corporation, Senior Notes, 6.625%, 01/15/28	368
810	Springleaf Finance Corporation, Senior Notes, 6.875%, 03/15/25	815
300	Springleaf Finance Corporation, Senior Notes, 7.125%, 03/15/26	296
250	Standard Chartered PLC, 7.50%, (g)(h)	243
790	UBS Group AG, Senior Notes, 7.125%, (h)	769
		19,166
Food/Tobacco - 3.89%
1,425	B&G Foods, Inc., Senior Notes, 5.25%, 04/01/25	1,404
270	B&G Foods, Inc., Senior Notes, 5.25%, 09/15/27	262
1,405	Chobani LLC., Senior Notes, 7.50%, 04/15/25 (g)	1,243
770	Cosan Luxembourg S.A., Senior Notes, 7%, 01/20/27 (g)	713
245	Darling Ingredients, Inc., Senior Notes, 5.25%, 04/15/27 (g)	238
520	FAGE International S.A., Senior Notes, 5.625%, 08/15/26 (g)	408
230	Kraft Foods Group, Senior Notes, 6.875%, 01/26/39	263
1,330	Minerva Luxembourg S.A., Senior Notes, 6.50%, 09/20/26 (g)	1,215
485	Post Holdings, Inc., Senior Notes, 5.625%, 01/15/28 (g)	493
330	Post Holdings, Inc., Senior Notes, 5.75%, 03/01/27 (g)	337
700	Sigma Holdco., B.V., Senior Notes, 7.875%, 05/15/26 (g)	630
		7,206
Gaming - 5.59%
580	Boyd Gaming Corporation, Senior Notes, 6%, 08/15/26	499
460	Caesar’s Resorts, Senior Notes, 5.25%, 10/15/25 (g)	332
275	Cirsa Finance International, S.A.R.L., Senior Notes, 6.25%, 12/20/23 (g)(EUR)	203
1,152	Cirsa Finance International, S.A.R.L., Senior Notes, 7.875%, 12/20/23 (g)	922
868	Eldorado Resorts, Inc., Senior Notes, 6%, 09/15/26	783
1,165	International Game Technology Plc, Senior Notes, 6.25%, 01/15/27 (g)	1,002
520	Melco Resorts Finance, Senior Notes, 5.375%, 12/04/29 (g)	432
315	MGM China Holdings, Limited, Senior Notes, 5.375%, 05/15/24 (g)	290

315	MGM China Holdings, Limited, Senior Notes, 5.875%, 05/15/26 (g)	274
435	MGM Growth Prop. Operating Partnership L.P., Senior Notes, 5.75%, 02/01/27	381
605	MGM Resorts International, Senior Notes, 6%, 03/15/23	572
325	Scientific Games International Inc., Senior Notes, 7%, 05/15/28 (g)	200
325	Scientific Games International Inc., Senior Notes, 7.25%, 11/15/29 (g)	203
1,240	Scientific Games International Inc., Senior Notes, 8.25%, 03/15/26 (g)	794
1,235	Stars Group Holdings B.V., Senior Notes, 7%, 07/15/26 (g)	1,152
230	VICI Properties, Senior Notes, 4.125%, 08/15/30 (g)	216
390	VICI Properties, Senior Notes, 4.625%, 12/01/29 (g)	355
1,390	Wynn Las Vegas, LLC, Senior Notes, 5.25%, 05/15/27 (g)	1,237
585	Wynn Macau Ltd., Senior Notes, 5.50%, 10/01/27 (g)	515
		10,362
Healthcare - 12.53%
770	Avantor Inc., Senior Notes, 6%, 10/01/24 (g)	801
4,505	Avantor Inc., Senior Notes, 9%, 10/01/25 (g)	4,730
1,535	Bausch Health Companies, Inc., Senior Notes, 7%, 03/15/24 (g)	1,577
760	Bausch Health Companies, Inc., Senior Notes, 7.25%, 05/30/29 (g)	783
1,920	Bausch Health Companies, Inc., Senior Notes, 8.50%, 01/31/27 (g)	1,997
1,060	Bausch Health Companies, Inc., Senior Notes, 9%, 12/15/25 (g)	1,116
30	Bausch Health Companies, Inc., Senior Notes, 7%, 01/15/28 (g)	31
1,600	Bausch Health Companies, Inc., Senior Notes, 9.25%, 04/01/26 (g)	1,680
545	Centene Corporation, Senior Notes, 4.25%, 12/15/27 (g)	534
775	Centene Corporation, Senior Notes, 4.625%, 12/15/29 (g)	779
655	Change Healthcare Holdings LLC, Senior Notes, 5.75%, 03/01/25 (g)	609
850	DaVita Healthcare Partners, Inc., Senior Notes, 5%, 05/01/25	850
850	DaVita Healthcare Partners, Inc., Senior Notes, 5.125%, 07/15/24	841
560	Envision Healthcare Corporation, Senior Notes, 8.75%, 10/15/26 (g)	136
230	HCA, Incorporated, Senior Notes, 5.625%, 09/01/28	241
575	HCA, Incorporated, Senior Notes, 5.875%, 02/15/26	605
450	HCA, Incorporated, Senior Notes, 5.875%, 02/01/29	476
450	MPT Operating Partnership, L.P., Senior Notes, 6.375%, 03/01/24	450
210	Regional Care Hospital Partners Holdings, Inc., Senior Notes, 8.25%, 05/01/23 (g)	218
1,135	Regional Care Hospital Partners Holdings, Inc., Senior Notes, 9.75%, 12/01/26 (g)	1,087

365	Regional Care Hospital Partners Holdings, Inc., Senior Notes, 11.50%, 05/01/24 (g)	383
435	Select Medical Corporation, Senior Notes, 6.25%, 08/15/26 (g)	435
335	Tenet Healthcare Corporation, Senior Notes, 6.875%, 11/15/31	288
765	Tenet Healthcare Corporation, Senior Notes, 8.125%, 04/01/22	729
575	Teva Pharma Finance Netherlands III BV, Senior Notes, 2.80%, 07/21/23	526
360	Teva Pharma Finance Netherlands III BV, Senior Notes, 6%, 04/15/24	355
970	Teva Pharma Finance Netherlands III BV, Senior Notes, 7.125%, 01/31/25 (g)	951
		23,208
Information Technology - 5.77%
255	Banff Merger Sub, Inc., Senior Notes, 9.75%, 09/01/26 (g)	223
60	EIG Investors Corporation, Senior Notes, 10.875%, 02/01/24	51
140	Presidio Holding, Inc., Senior Notes, 4.875%, 02/01/27 (g)	125
380	Presidio Holding, Inc., Senior Notes, 8.25%, 02/01/28 (g)	335
630	Qorvo, Inc., Senior Notes, 5.50%, 07/15/26	658
1,200	Refinitiv US Holdings, Inc., Senior Notes, 6.25%, 05/15/26 (g)	1,251
310	Refinitiv US Holdings, Inc., Senior Notes, 6.875%, 11/15/26 (g)(EUR)	343
2,190	Refinitiv US Holdings, Inc., Senior Notes, 8.25%, 11/15/26 (g)	2,310
2,945	Solera, LLC, Senior Notes, 10.50%, 03/01/24 (g)	2,886
750	SS&C Technologies, Inc., Senior Notes, 5.50%, 09/30/27 (g)	782
1,370	Uber Technologies, Inc., Senior Notes, 7.50%, 09/15/27 (g)	1,351
380	Uber Technologies, Inc., Senior Notes, 7.50%, 11/01/23 (g)	373
		10,688
Lodging - .68%
125	Hilton Worldwide Finance, LLC, Senior Notes, 4.875%, 04/01/27	119
825	Marriott Ownership Resorts, Inc., Senior Notes, 6.50%, 09/15/26	722
550	Ryman Hospitality Group, Senior Notes, 4.75%, 10/15/27 (g)	412
		1,253
Manufacturing - 1.12%
739	Apex Tool Group, LLC, Senior Notes, 9%, 02/15/23 (g)	500
260	Colfax Corporation, Senior Notes, 6%, 02/15/24 (g)	255
170	Colfax Corporation, Senior Notes, 6.375%, 02/15/26 (g)	167
1,055	Sensata Technologies UK Financing Company plc, Senior Notes, 6.25%, 02/15/26 (g)	1,025
150	Welbilt, Inc., Senior Notes, 9.50%, 02/15/24	127
		2,074

Metals & Mining - 7.33%
200	Alcoa Nederland Holding B.V., Senior Notes, 6.75%, 09/30/24 (g)	194
600	Alcoa Nederland Holding B.V., Senior Notes, 7%, 09/30/26 (g)	547
910	Aleris International, Inc., Senior Notes, 10.75%, 07/15/23 (g)	910
450	Arconic Corporation, Senior Notes, 6.125%, 02/15/28 (g)	460
1,310	Big River Steel, LLC, Senior Notes, 7.25%, 09/01/25 (g)	1,186
1,000	Constellium N.V., Senior Notes, 5.75%, 05/15/24 (g)	889
1,795	Constellium N.V., Senior Notes, 6.625%, 03/01/25 (g)	1,600
610	FMG Resources Pty. Ltd., Senior Notes, 5.125%, 05/15/24 (g)	602
505	FMG Resources Pty. Ltd., Senior Notes, 5.125%, 03/15/23 (g)	502
310	Freeport McMoran, Inc., Senior Notes, 5%, 09/01/27..	288
320	Freeport McMoran, Inc., Senior Notes, 5.25%, 09/01/29	294
1,182	Freeport McMoran, Inc., Senior Notes, 5.40%, 11/14/34	1,099
970	Hecla Mining Company, Senior Notes, 7.25%, 02/15/28	854
595	HudBay Minerals, Inc., Senior Notes, 7.25%, 01/15/23 (g)	530
575	HudBay Minerals, Inc., Senior Notes, 7.625%, 01/15/25 (g)	504
640	New Gold Inc., Senior Notes, 6.375%, 05/15/25 (g)	595
745	Novelis Corporation, Senior Notes, 4.75%, 01/30/30 (g)	667
880	Ryerson Inc., Senior Secured Notes, 11%, 05/15/22 (g)	845
165	Steel Dynamics, Inc., Senior Notes, 5.50%, 10/01/24	160
870	Zekelman Industries, Senior Notes, 9.875%, 06/15/23 (g)	859
		13,585
Other Telecommunications - .99%
650	Level 3 Financing, Inc., Senior Notes, 4.625%, 09/15/27 (g)	652
225	Level 3 Financing, Inc., Senior Notes, 5.25%, 03/15/26	225
275	Level 3 Financing, Inc., Senior Notes, 5.375%, 05/01/25	276
300	Front Range Bidco, Inc., Senior Notes, 4%, 03/01/27 (g)	287
410	Front Range Bidco, Inc., Senior Notes, 6.125%, 03/01/28 (g)	389
		1,829
Restaurants - 1.04%
170	YUM Brands, Inc., Senior Notes, 4.75%, 01/15/30 (g)	160
723	YUM Brands, Inc., Senior Notes, 5.35%, 11/01/43	615

760	YUM Brands, Inc., Senior Notes, 6.875%, 11/15/37	733
395	YUM Brands, Inc., Senior Notes, 7.75%, 04/01/25 (g)	415
		1,923
Retail - .14%
65	L Brands, Inc., Senior Notes, 6.694%, 01/15/27	50
135	L Brands, Inc., Senior Notes, 7.50%, 06/15/29	106
105	William Carter Company, Senior Notes, 5.625%, 03/15/27 (g)	102
		258
Satellites - 3.57%
815	Connect Finco Sarl, Senior Notes, 6.75%, 10/01/26 (g)	679
1,750	Hughes Satellite Systems, Inc., Senior Notes, 6.625%, 08/01/26	1,750
816	Intelsat Jackson Holdings Ltd., Senior Notes, 8.50%, 10/15/24 (g)	514
2,380	Intelsat Jackson Holdings Ltd., Senior Notes, 9.50%, 09/30/22 (g)	2,404
335	Intelsat Jackson Holdings Ltd., Senior Notes, 9.75%, 07/15/25 (g)	209
640	Telesat Canada, Senior Notes, 6.50%, 10/15/27 (g)	620
450	Viasat, Inc., Senior Notes, 5.625%, 04/15/27 (g)	444
		6,620
Services - 6.61%
610	Allied Universal Holdco, LLC, Senior Secured Notes, 9.75%, 07/15/27 (g)	570
730	Ascend Learning, LLC, Senior Notes, 6.875%, 08/01/25 (g)	683
867	Avis Budget Car Rental, LLC, Senior Notes, 6.375%, 04/01/24 (g)	711
590	CDW LLC, Senior Notes, 4.25%, 04/01/28	576
640	EG Global Finance plc, Senior Notes, 6.75%, 02/07/25 (g)	523
360	EG Global Finance plc, Senior Notes, 8.50%, 10/30/25 (g)	320
790	Fair Isaac Corporation, Senior Notes, 5.25%, 05/15/26 (g)	792
243	GFL Enironmental, Inc., Senior Notes, 7%, 06/01/26 (g)	236
533	GFL Enironmental, Inc., Senior Notes, 8.50%, 05/01/27 (g)	535
800	HD Supply, Senior Notes, 5.375%, 10/15/26 (g)	768
1,440	H&E Equipment Services, Senior Notes, 5.625%, 09/01/25	1,354
840	Hertz Corporation, Senior Notes, 5.50%, 10/15/24 (g)	477
315	Hertz Corporation, Senior Notes, 7.125%, 08/01/26 (g)	159
90	Jaguar Holding Company II, Senior Notes, 6.375%, 08/01/23 (g)	92
1,470	Laureate Education, Inc., Senior Notes, 8.25%, 05/01/25 (g)	1,463

140	MSCI, Inc., Senior Notes, 3.625%, 09/01/30 (g)	131
515	MSCI, Inc., Senior Notes, 4%, 11/15/29 (g)	508
515	Performance Food Group, Inc., Senior Notes, 5.50%, 10/15/27 (g)	479
660	Prime Security Services Borrower, LLC, Senior Notes, 5.25%, 04/15/24 (g)	647
280	Prime Security Services Borrower, LLC, Senior Notes, 5.75%, 04/15/26 (g)	274
495	Prime Security Services Borrower, LLC, Senior Notes, 6.25%, 01/15/28 (g)	426
520	United Rentals (North America), Inc., Senior Notes, 6.50%, 12/15/26	525
		12,249

Supermarkets - 2.54%
410	Albertsons Companies, LLC, Senior Notes, 3.50%, 02/15/23 (g)	403
540	Albertsons Companies, LLC, Senior Notes, 4.875%, 02/15/30 (g)	535
545	Albertsons Companies, LLC, Senior Notes, 5.875%, 02/15/28 (g)	549
1,007	Albertsons Companies, LLC, Senior Notes, 6.625%, 06/15/24	1,022
370	Albertsons Companies, LLC, Senior Notes, 7.45%, 08/01/29	359
895	Albertsons Companies, LLC, Senior Notes, 7.50%, 03/15/26 (g)	954
220	Albertsons Companies, LLC, Senior Notes, 8%, 05/01/31	216
680	Iceland Bondco, Plc, Senior Notes, 4.625%, 03/15/25 (GBP)	661
		4,699

Utilities - 7.44%
1,200	AES Corporation, Senior Notes, 6%, 05/15/26	1,206
795	Calpine Corporation, Senior Notes, 5.125%, 03/15/28 (g)	729
723	Clearway Energy Operating LLC, Senior Notes, 5.75%, 10/15/25	716
1,695	General Electric Company, Senior Notes, 5% (h)	1,377
815	NextEra Energy Operating Partners, L.P., Senior Notes, 4.25%, 09/15/24 (g)	795
570	NextEra Energy Operating Partners, L.P., Senior Notes, 4.25%, 07/15/24 (g)	556
670	NextEra Energy Operating Partners, L.P., Senior Notes, 4.50%, 09/15/27 (g)	650
620	NiSource, Incorporated, Senior Notes, 5.65%, (h)	539
340	NRG Energy, Inc., Senior Notes, 5.25%, 06/15/29 (g)	350
540	NRG Energy, Inc., Senior Notes, 6.625%, 01/15/27	559
795	NRG Energy, Inc., Senior Notes, 7.25%, 05/15/26	833
575	Pacific Gas and Electric, Senior Notes, 4.75%, 02/15/44 (a)	575
1,260	Pacific Gas and Electric, Senior Notes, 6.05%, 03/01/34 (a)	1,273
1,795	TerraForm Global Operating, LLC, Senior Notes 6.125%, 03/01/26 (g)	1,750

530	Vistra Energy Corporation,Senior Notes, 8.125%, 01/30/26 (g)	550
490	Vistra Operations Company, LLC, Senior Notes, 5%, 07/31/27 (g)	497
800	Vistra Operations Company, LLC, Senior Notes, 5.50%, 09/01/26 (g)	824
		13,779

Wireless Communications - 3.66%
770	MTN (Mauritius) Investments, Ltd., Senior Notes, 6.50%, 10/13/26	731
395	SBA Communications Corporation, Senior Notes, 3.875%, 02/15/27 (g)	396
725	Sprint Capital Corporation, Senior Notes, 6.875%, 11/15/28	826
565	Sprint Communications, Inc., Senior Notes, 11.50%, 11/15/21	621
2,194	Sprint Corporation, Senior Notes, 7.125%, 06/15/24	2,397
95	Sprint Corporation, Senior Notes, 7.25%, 02/01/28 (g)	95
1,455	T-Mobile, USA, Inc., Senior Notes, 6.50%, 01/15/26	1,524
180	VB-S1 Issuer LLC, Senior Notes, 6.901%, 06/15/46 (g)	184
		6,774
	Total Corporate Debt Securities (Total cost of $256,453)	225,498

CONVERTIBLE DEBT SECURITIES - .04% (d)(f)
Energy - .04%
115	Cheniere Energy, Inc., Senior Notes, 4.25%, 03/15/45	76
	Total Convertible Debt Securities (Total cost of $89)	76

BANK DEBT SECURITIES - 12.80% (d)(f)
Automotive - .17%
353	Panther BF Aggregator 2 LP, 4.441%, 04/30/26	321

Broadcasting - .52%
570	iHeart Communications, Inc., 8.443%, 01/30/21 (a)(b)(i)	416
165	iHeart Communications, Inc., 3.989%, 05/01/26	138
492	Univision Communications, 3.75%, 03/15/24	414
		968

Building Products - .11%
249	SRS Distribution, Inc., 4.072%, 05/23/25	209

Consumer Products - .11%
267	ABG Intermediate Holdings 2, LLC, 4.95%, 09/26/24	211

Container - .35%
786 BWAY Holding Company, Inc., 5.084%, 04/03/24		637

Energy - .57%
239	Brazos Delaware II, LLC, 4.924%, 05/21/25	121
810	Chesapeake Energy Corporation, 9.00%, 06/24/24	312
545	Prairie ECI Aquiror LP, 6.20%, 03/11/26	279
475	Stonepeak Lonestar, 6.336%, 10/19/26	347
		1,059

Gaming - .21%
480	Scientific Games International, Inc., 4.369%, 08/14/24	386

Healthcare - 1.31%
553	Regional Care Hospital Partners, 4.739%, 11/17/25	510
958	Sunshine Luxembourg VII, 5.322%, 10/01/26	856
792	Wink Holdco, Inc., 4.45%, 12/02/24	664
470	Wink Holdco, Inc., 8.21%, 12/01/25	385
		2,415

Informational Technologies - 1.32%
787	Cypress Intermediate Holdings III, Inc., 3.75%, 04/29/24	714
1,178	Financial & Risk US Holdings, Inc., 4.239%, 10/01/25	1,126
629	Infor (US) Inc., 3.75%, 02/01/22	604
		2,444

Manufacturing - .14%
302	Filtration Group Corporation, 3.989%, 03/29/25	261

Metals and Mining - .80%
1,606	Aleris International, Inc., 5.739%, 02/27/23	1,426
53	Big River Steel, LLC, 6.45%, 08/23/23	51
		1,477

Other Telecommunications - .36%
782	Stonepeak Claremont Merger, 4%, 03/20/24	668

Satellites - .69%
1,355	Iridium Satellite LLC, 4.75%, 11/04/26	1,274

Services - 2.72%
1,559	Kronos, Inc., 4.763%, 11/01/23	1,415
1,650	Kronos, Inc., 10.013%, 11/01/24	1,511
320	Renaissance Holding Corp., 7.989%, 05/29/26	246
622	Travelport Finance (Luxembourg) S.a.r.l., 6.072%, 05/29/26	398
1,171	Ultimate Software Group, Inc., 4.739%, 05/04/26	1,087
417	Weight Watchers, 6.72%, 11/29/24	388
		5,045

Utilities - .85%
627	Brookfield Wec Holdings, Inc., 3.989%, 08/01/25	589
1,010	PG&E Corp., 3.12%, 12/31/20	978
		1,567

Wireless Communications - 2.57%
5,230	Asurion LLC, 7.489%, 08/04/25	4,766

	Total Bank Debt Securities (Total cost of $27,359)	23,708

Shares
PREFERRED STOCK - 2.71% (d)(f)
Energy - 1.15%
3,750	Targa Resources Corp., Series A, Convertible, 9.50%, Acquisition Date 10/26/17, Cost $4,133(j)	2,138

Healthcare - .54%
22,270	Avantor, Inc., Series A, Convertible, 6.25%,	966
1,033	Elanco Animal Health, Inc., Convertible, 5%,	42
		1,008

Manufacturing - .32%
565	Danaher Corporation, Convertible, 4.75%	584

Utilities - .70%
11,100 American Electric Power, Convertible, 6.125%,		536
17,132	NextEra Energy, Inc., Convertible, 5.279%	755
		1,291

	Total Preferred Stock (Total cost of $7,258)	5,021

COMMON STOCK - .03% (d)(f)
7,693	iHeartMedia, Inc.,(c)	56
	Total Common Stock (Total cost of $136)	56

WARRANTS - .05% (d)(f)
14,928	iHeartMedia, Inc., warrants, (c)	97

	Total Warrants (Total cost of $264)	97

	TOTAL INVESTMENTS - 137.38% (d) (Total cost of $291,559)	254,456
	CASH AND OTHER ASSETS LESS LIABILITIES - (37.38)% (d)	(69,234)

	NET ASSETS - 100.00%	$ 185,222

(a)	Denotes income is not being accrued.

(b)	Denotes issuer is in bankruptcy proceedings.

(c)	Non-income producing.

(d)	Percentages indicated are based on total net assets to common shareholders of $185,222.

(e)	Not rated.

(f)	All of the Fund's investments and other assets are pledged as collateral in accordance with a credit agreement with The Bank of Nova Scotia.

(g)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See notes to the portfolio of investments for valuation policy. Total market value of Rule 144A securities amounted to $153,698 as of March 31, 2020.

(h)	Perpetual security with no stated maturity date.

(i)	Level 3 in fair value hierarchy. See notes.

(j)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 (restricted security). Total market value of restricted securities (excluding Rule 144A securities) amounted to $4,133 or 2.23% of total net assets as of March 31, 2020.

(k)	Pay-In-Kind

(EUR) Euro

(GBP) British Pound

Derivative Contracts (Unaudited) (Currency Amounts in Thousands)
Forward Currency Exchange Contracts - As of March 31, 2020 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement	Receive				Appreciation
Counterparty	Date	(Deliver)		Asset	Liability	(Depreciation)
State Street Bank	4/30/20	GBP	(1,604)	1,920	1,994	(74)

Bank of America	4/30/20	GBP	(127)	158	158	-

HSCB	5/22/20	EUR	156	172	173	(1)

JP Morgan	5/22/20	EUR	153	169	169	-

Bank of America	5/22/20	EUR	133	147	143	4

UBS	5/22/20	EUR	190	210	210	-

State Street Bank	5/22/20	EUR	(1,694)	1,850	1,873	(23)

State Street Bank	5/22/20	EUR	(424)	462	468	(6)

Net unrealized loss on open forward currency exchange contracts						$(100)

The New America High Income Fund, Inc.

Notes to Portfolio of Investments

March 31, 2020 (Unaudited)

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund follows the Investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification topic 946 “financial services investment companies”.

Valuation of Investments—Except as otherwise described below, the Fund's investments are valued based on evaluated bid prices provided by an independent pricing service. Independent pricing services provide prices based primarily on quotations from dealers and brokers, market transactions, data accessed from quotations services, offering sheets obtained from dealers and various relationships among similar securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates the fair value of such investments. Following procedures approved by the Board of Directors, investments for which market prices are not yet provided by an independent pricing service (primarily newly issued fixed-income corporate bonds and notes) shall be valued at the most recently quoted bid price provided by a principal market maker for the security. Other investments, for which market quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors. Fair value measurement is further discussed in this footnote.

Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.

Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date.

Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$248,866	416	$249,282
Preferred Stock
Energy	—	2138	—	2138
Healthcare	1008	—	—	1008
Manufacturing	584	—	—	584
Utilities	1291	—	—	1291
Common Stock
Broadcasting	56	—	—	56
Warrants
Broadcasting	—	97	—	97
Total Investments	$2939	$251,101	$416	$254,456

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Forward Currency Exchange Contracts	$—	$(100)	$—	$(100)

*  Debt Securities — Type of debt and industries are shown on the Schedule of Investments.

The Fund owned one Level 3 security at March 31, 2020. It is identified on the Schedule of Investments with a footnote (i) and has a value of $416,000. The value was determined by the Valuation Committee of the Fund’s investment advisor, T. Rowe Price, under procedures approved by the Board of Directors. The techniques used to arrive at this valuation take into account the occurrence of company specific or industry events, liquidity, broker coverage and other market factors.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Value (000’s)
Balance, December 31, 2019	$1383
Net purchases/(sales)	(977)
Realized gain	10
Change in unrealized appreciation (depreciation)	—
Balance, March 31, 2020	$416

Level 1 and Level 2 assets are evaluated on a quarterly basis for changes in listings or delistings on national exchanges.

Transfers between levels are recognized at the value at the end of the reporting period. During the three months ended March 31, 2020, the Fund recognized no transfers between Levels 1 and 2.